Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	kr 343,254	kr 360,634
Financial liabilities at fair value	314,304	330,209
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	300,906	316,375
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	2,598	3,452	kr 8,271
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	8,988	5,227
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	25,848	23,135
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	22,186	18,193
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	3,662	4,942
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	16,860	17,908
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	14,262	14,456
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	2,598	3,452
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	8,988	5,227
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	7,924	3,737
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	1,064	1,490
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	63,377	67,656
Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	22,215	22,648
Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	41,161	44,969
Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1	39
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	13,419	4,150
Treasuries/government bonds | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	13,419	4,150
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,031
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	12,388	4,150
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	43,237	52,843
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	43,237	52,843
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	21,184	22,628
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	22,053	30,215
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	6,721	10,643
Derivatives | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	6,721	10,643
Derivatives | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	6,720	10,604
Derivatives | Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1	39
Shares
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		20
Shares | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	0	20
Shares | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	kr 0	kr 20